Short-term investments	12 Months Ended
Dec. 31, 2021
Short-term Investments.
Short-term Investments

6 Short-term investments

The following is a summary of short-term investments:

	As of December 31
	2020	2021
	RMB	RMB

Time deposits stated at amortized cost	34,100,365	13,154,020
Structured deposits under fair value option	3,588,170	4,622
Other debt investments stated at amortized cost	—	185,112
Total	37,688,535	13,343,754